SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF RATE OF DEPRECIATION OF PROPERTY PLANT AND EQUIPMENT
%

Computers and office equipment	7-33

SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	Balance as of December 31, 2022
	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities:
Fair value of convertible component in convertible notes	-	-	161	161
Total liabilities	-	-	161	161

SCHEDULE OF CHANGES IN FAIR VALUE OF LIABILITIES

The following table presents the changes in fair value of the level 3 liabilities for the period ended December 31, 2022:

Changes in Fair value
US$ in thousands
Liabilities:
Outstanding at December 31, 2021	-
Initial recognition of convertible component as part of modification in note terms	201
Initial recognition of convertible component as part of convertible notes issued	103
Changes in fair value	(143)
Outstanding at December 31, 2022	161